Pension Health Care and Postretirement Benefits Other Than Pensions (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Health Care Plans [Abstract]
Number of active employees entitled to receive benefits under health care plans	19,440	18,609	18,189
Cost of benefits includes claims incurred and claims incurred but not reported under health care plans	$ 174,588	$ 163,011	$ 155,501
Defined Contribution Pension Plans [Abstract]
Number of Domestic salaried defined benefit pension plan	1
Number of Domestic hourly defined benefit pension plan	1
Number of Foreign defined benefit pension plans	20
Fair value of plan assets	1,055,349	836,576	732,523
Number of foreign defined benefit pension plans unfunded or underfunded	15
Expected Cash Payments - Net 2014	17,777
Expected Cash Payments - Net 2015	18,884
Expected Cash Payments - Net 2016	19,716
Expected Cash Payments - Net 2017	22,260
Expected Cash Payments - Net 2018	22,606
Expected Cash Payments - Net 2018 through 2022	109,636
Target allocations for plan assets in equity securities, minimum	45.00%
Target allocations for plan assets in equity securities, maximum	65.00%
Target allocation percentage of assets fixed income securities, minimum	30.00%
Target allocation percentage of assets fixed income securities, maximum	40.00%
Retired employees entitled to receive postretirement benefits	4,419	4,402	4,436
Defined benefit plan ultimate health care cost trend rate and Prescription drug cost increase rate	5.00%
Year in which health care cost trend rate reaches ultimate trend rate	2022
Reduction in accumulated postretirement benefit obligation for subsidy	21,400
Effect of subsidy on net period postretirement benefit cost	0	5,712	7,073
Effect of subsidy on amortization of actuarial experience gain		5,278	6,831
Effect of subsidy on interest cost		434	242
Defined Contribution Pension [Member]
Defined Contribution Pension Plans [Abstract]
Description of plan	Prior to July 1, 2009, the contribution was based on six percent of compensation for covered employees. Effective July 1, 2009, the contribution percentage was changed to a range from two percent to seven percent based on an age and service formula
Minimum [Member] | Defined Contribution Pension After June 30, 2009 [Member]
Defined Contribution Pension Plans [Abstract]
Contributions by Company, percentage	2.00%
Maximum [Member] | Defined Contribution Pension After June 30, 2009 [Member]
Defined Contribution Pension Plans [Abstract]
Contributions by Company, percentage	7.00%
Domestic Defined Benefit Pension Plans [Member]
Defined Contribution Pension Plans [Abstract]
Contributions by Company	27,803	25,147	23,344
Accumulated Benefit Obligation	577,736	460,591	415,163
Projected benefit obligation	582,036	466,827	410,029	390,257
Fair value of plan assets	870,386	703,563	614,463	634,725
Equity investment in domestic defined benefit pension plan assets, shares	300,000
Market value of common shares invested in defined benefit pension plan assets	55,050
Share equity investments in the domestic defined benefit pension plan assets	6.30%
Dividends received on the common stock	600
Foreign Defined Benefit Pension Plans [Member]
Defined Contribution Pension Plans [Abstract]
Contributions by Company	1,428	4,621	3,807
Accumulated Benefit Obligation	187,670	142,769	121,137
Projected benefit obligation	222,996	168,758	141,465	85,936
Fair value of plan assets	184,963	133,013	118,060	65,748
Increase in combined projected benefit obligations primarily due to changes in plan assumptions		54,238
Expected Cash Payments - Net 2014	8,130
Domestic Salaried Plan Between January 1, 2002 and September 30, 2011 [Member]
Defined Contribution Pension Plans [Abstract]
Threshold service requirement for defined benefit pension plan eligibility	6 months
Domestic Salaried Plan Between January 1, 2002 and December 31, 2004 [Member]
Defined Contribution Pension Plans [Abstract]
Contributions by Company, percentage	6.00%
Domestic Salaried Plan After December 31, 2004 [Member] | Minimum [Member]
Defined Contribution Pension Plans [Abstract]
Contributions by Company, percentage	2.00%
Domestic Salaried Plan After December 31, 2004 [Member] | Maximum [Member]
Defined Contribution Pension Plans [Abstract]
Contributions by Company, percentage	7.00%
Revised Domestic Salaried Plan After December 31, 2001 [Member] | Minimum [Member]
Defined Contribution Pension Plans [Abstract]
Contributions by Company, percentage	2.00%
Revised Domestic Salaried Plan After December 31, 2001 [Member] | Maximum [Member]
Defined Contribution Pension Plans [Abstract]
Contributions by Company, percentage	7.00%
Domestic salaried defined benefit pension plan [Member]
Defined Contribution Pension Plans [Abstract]
Projected benefit obligation	582,036	313,964	269,314
Fair value of plan assets	870,386	559,552	487,990
Excess/(deficiency) of plan assets	288,350	245,588	218,676
Domestic hourly defined benefit pension plan [Member]
Defined Contribution Pension Plans [Abstract]
Projected benefit obligation		152,863	140,715
Fair value of plan assets		144,011	126,473
Excess/(deficiency) of plan assets		(8,852)	(14,242)
Unfunded or underfunded foreign defined benefit pension plans [Member]
Defined Contribution Pension Plans [Abstract]
Accumulated Benefit Obligation	124,062
Projected benefit obligation	156,423
Fair value of plan assets	104,282
Excess/(deficiency) of plan assets	(52,141)
Defined Benefit Pension [Member]
Defined Contribution Pension Plans [Abstract]
Description of plan	All employees who became participants on or after January 1, 2002 and before January 1, 2005 were credited with certain contribution credits equivalent to six percent of their salary. All employees who became participants on or after January 1, 2005 were credited with certain contribution credits that range from two percent to seven percent of compensation based on an age and service formula. Effective July 1, 2009, the domestic salaried defined benefit pension plan was revised, and all employees who become participants on or after January 1, 2002 were credited with certain contribution credits that range from two percent to seven percent of compensation based on an age and service formula.
Expected Cash Payments - Net 2014	60,725
Expected Cash Payments - Net 2015	60,759
Expected Cash Payments - Net 2016	61,741
Expected Cash Payments - Net 2017	62,755
Expected Cash Payments - Net 2018	63,631
Expected Cash Payments - Net 2018 through 2022	289,290
Amortization of actuarial losses	(1,423)
Amortization of prior service credit	(1,837)
Postretirement Benefits Other than Pensions [Member]
Defined Contribution Pension Plans [Abstract]
Projected benefit obligation	286,651	338,134	316,795	315,572
Amortization of prior service credit	$ 503
Canada [Member]
Defined Contribution Pension Plans [Abstract]
Number of Foreign defined benefit pension plans	3
Europe [Member]
Defined Contribution Pension Plans [Abstract]
Number of Foreign defined benefit pension plans	1